Goodwill and Intangible Assets - Summary of Goodwill (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Goodwill purchase accounting period adjustments	$ 2.7	$ (9.8)
Proceeds from Previous Acquisition	12.0	0.0	$ 0.0
Entertainment One Film And Television Business [Member]
Goodwill purchase accounting period adjustments	2.7	9.8
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Accounts Receivable	5.6	11.4
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets	4.2	12.4
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Investment In Films And Television Programs	1.6	4.0
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Content Related Payables	3.4	1.9
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Accrued Liabilities		3.8
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Participation And Residuals	1.0	1.9
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Deferred Revenue		$ 2.4
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Accrued And Other Liabilities	$ 1.9